Payments, Details - 12 months ended Mar. 31, 2026 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 69,541	Royalties	country:US	U.S. Department of Treasury [Member]	United States U.S. Department of Treasury	Minerals [Member]	Underground Mining
#: 2
	$ 59	Taxes	country:US	Bureau of Land Management [Member]	United States Bureau of Land Management [Member]	Minerals [Member]	Underground Mining